NET REVENUE (Details Narrative)	Sep. 30, 2025 USD ($)	Sep. 30, 2025 JPY (¥)	Sep. 30, 2024 JPY (¥)
Net Revenue
Other current liabilities	$ 111,469	¥ 16,494,065	¥ 76,844,334